Significant accounting judgements, estimates and assumptions	12 Months Ended
Dec. 31, 2021
Significant Accounting Judgements Estimates And Assumptions
Significant accounting judgements, estimates and assumptions

3.	Significant accounting judgements, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenue, expenses, assets and liabilities, income taxes and the accompanying disclosures. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in future periods. These include but are not limited to:

Consideration of share-based payments – 2020 Earn-Out

The assessment of the number of instruments that could be issued under the 2020 Earn-Out requires management to perform a probability assessment when considering each of the three milestones that need to be achieved before instruments can be issued. Significant assumptions related to the 2020 Earn-Out are disclosed in note 8.

Intangible assets

At December 31, 2021, the Group is carrying intangible assets at an amount of €3.8 million (2020: €2.2 million). In accordance with IAS 36, Impairment of Assets, the directors assess the recoverability of intellectual property of €1.9 million (2020: €1.9 million) and product development costs of €1.9 million (2020: €0.3 million) annually as they are intangible assets with indefinite useful lives. The directors have prepared a discounted cash flow analysis to support their carrying value at December 31, 2021. These projections have been discounted based on the estimated discount rate applicable to the asset of 11.8% for 2021 (2020: 7%). In addition to the discount rate used, the Group’s revenue projections and operating margin are key drivers for valuation. The discount rate was determined by building up an appropriate Weighted Average Cost of Capital (WACC) for our business. The directors concluded that future cash flows exceed the carrying amount of intangible assets at December 31, 2021 and therefore there is no impairment. Please see note 13 for further information.